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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:  Revised Definitive Proxy Materials for the 56 BlackRock Closed-End Funds

Dear Sir or Madam:

     On behalf of the 56 BlackRock closed-end funds (the "Trusts"), electronically transmitted herewith, pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and the Rules promulgated thereunder, please find the revised definitive joint proxy statement of the Trusts, the form of revised proxy to be furnished to the Trusts' shareholders, and the Schedule 14A information. Copies thereof shall be released to security holders on or about June 23, 2006. A definitive joint proxy statement for each of the Trusts was filed on June 16, 2006. Since the filing on June 16, 2006, certain typographical revisions were made as well as the addition of a footnote on page J-3 which addresses sub-advisory fees.

     Should you have any questions or require additional information with respect to the foregoing, please contact the undersigned at (212) 735-2186.

Very truly yours,

/s/ Cheri L. Hoff

Cheri L. Hoff